CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 56,266	$ 75,091
Restricted cash	51,183
Short-term investments		42,377
Accounts receivable	41,521	31,722
Inventories	54,931	52,007
Prepaid expenses and other current assets	17,872	11,302
Total current assets	221,773	212,499
Property and equipment, net	10,741	10,195
Intangible assets	44,308	54,908
Goodwill	8,900	8,900
Other long-term assets	5,214	3,396
Total assets	290,936	289,898
Current liabilities:
Accounts payable	27,148	45,063
Accrued expenses and other current liabilities	30,051	37,869
Deferred revenue	8,260	10,641
Total current liabilities	65,459	93,573
Other long term liability	3,245
Deferred tax liability	169	98
Total liabilities	68,873	93,671
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares, (USD0.01 par value; 294,000,000 shares authorized, 278,597,522 shares issued and outstanding as of December 31, 2012, and 278,514,322 shares issued and outstanding as of December 31, 2013)	2,891	2,885
Additional paid-in capital	146,475	146,887
Recourse loans	(1,234)	(1,544)
Accumulated other comprehensive income	1,883	1,207
Treasury stock (9,884,698 and 10,567,898 shares as of December 31, 2012 and 2013, respectively)	(11,590)	(13,579)
Statutory Reserve	1,008
Retained earnings	82,630	60,371
Total shareholders' equity	222,063	196,227
Total liabilities and shareholders' equity	$ 290,936	$ 289,898